Schedule of Investments (unaudited)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.0%
Agrana Beteiligungs AG	2,568	$54,147
ams AG(a)(b)	58,326	1,154,757
ANDRITZ AG	14,382	816,876
AT&S Austria Technologie & Systemtechnik AG	5,559	213,303
BAWAG Group AG(c)	15,452	971,857
CA Immobilien Anlagen AG	9,029	387,425
DO & CO AG(a)(b)	1,426	128,909
EVN AG	8,056	227,231
FACC AG(a)(b)	4,205	43,071
IMMOFINANZ AG	17,154	410,878
Lenzing AG(a)	2,863	345,252
Oesterreichische Post AG	7,180	302,953
Palfinger AG	3,241	143,120
Porr AG(a)	2,368	33,944
S IMMO AG	9,743	230,890
S&T AG(b)	11,009	264,548
Schoeller-Bleckmann Oilfield Equipment AG(a)	2,288	93,325
Semperit AG Holding	2,280	76,830
Telekom Austria AG	36,739	317,425
UNIQA Insurance Group AG	26,895	250,369
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,150	237,890
Wienerberger AG	24,484	866,748
Zumtobel Group AG	5,789	59,560
		7,631,308
Belgium — 3.1%
Ackermans & van Haaren NV	5,065	871,008
Aedifica SA	7,125	950,119
AGFA-Gevaert NV(a)	31,894	138,629
Akka Technologies(a)	2,595	143,681
Barco NV	14,912	336,110
Befimmo SA	5,138	210,259
Bekaert SA	7,745	339,244
bpost SA(a)	21,096	180,736
Cie. d'Entreprises CFE	1,631	166,749
Cofinimmo SA	5,961	961,711
D'ieteren Group	4,755	819,877
Econocom Group SA/NV	27,511	116,316
Euronav NV	39,310	418,321
Fagron	13,340	231,007
Galapagos NV(a)	9,682	513,441
Gimv NV	4,297	277,674
Immobel SA	889	78,367
Intervest Offices & Warehouses NV	4,394	128,140
Ion Beam Applications	4,206	82,852
KBC Ancora	7,494	390,711
Kinepolis Group NV(a)	2,933	184,752
Melexis NV	4,389	506,212
Mithra Pharmaceuticals SA(a)(b)	4,305	94,577
Montea NV	2,315	343,616
Ontex Group NV(a)	14,351	135,325
Orange Belgium SA	3,252	73,833
Recticel SA	9,029	166,752
Retail Estates NV	2,170	173,775
Telenet Group Holding NV	9,834	353,296
Tessenderlo Group SA(a)	3,754	136,999
Van de Velde NV	1,202	41,685
VGP NV	1,517	392,346
Warehouses De Pauw CVA	29,428	1,340,049
Security	Shares	Value

Belgium (continued)
X-Fab Silicon Foundries SE(a)(c)	13,704	$136,864
Xior Student Housing NV	4,641	274,688
		11,709,721
China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—

Denmark — 3.2%
ALK-Abello A/S(a)	1,397	605,258
Alm Brand A/S	18,076	139,454
Bavarian Nordic A/S(a)(b)	13,544	648,260
Better Collective AS(a)(b)	6,245	133,072
Brodrene Hartmann A/S(a)	441	26,385
cBrain AS(b)	1,842	99,757
Chemometec A/S	3,398	515,262
D/S Norden A/S	5,396	130,225
Dfds A/S(a)	7,753	401,204
Drilling Co. of 1972 A/S (The)(a)	4,329	155,175
FLSmidth & Co. A/S	11,096	421,873
H Lundbeck A/S	14,795	412,032
ISS A/S(a)	34,162	681,691
Jyske Bank A/S, Registered(a)	11,571	564,515
Matas A/S	7,844	153,467
Netcompany Group A/S(c)	8,689	989,438
Nilfisk Holding A/S(a)	4,742	165,396
NKT A/S(a)	8,701	419,433
NNIT A/S(c)	2,569	48,306
NTG Nordic Transport Group AS, Class A(a)	1,398	114,301
Per Aarsleff Holding A/S	3,988	171,977
Ringkjoebing Landbobank A/S	5,904	749,583
Royal Unibrew A/S	10,526	1,307,596
Scandinavian Tobacco Group A/S, Class A(c)	13,310	299,087
Schouw & Co. A/S	2,799	272,244
SimCorp A/S	8,745	1,058,969
Spar Nord Bank A/S	17,893	230,510
Sydbank A/S	12,681	435,784
Topdanmark A/S	9,803	520,254
Zealand Pharma A/S(a)	7,232	232,065
		12,102,573
Finland — 3.0%
Admicom OYJ	585	62,216
Aktia Bank OYJ	12,135	173,731
BasWare OYJ(a)	2,784	103,416
Cargotec OYJ, Class B	8,256	427,532
Caverion OYJ	20,339	160,701
Citycon OYJ	13,509	111,044
Finnair OYJ(a)(b)	128,213	97,947
F-Secure OYJ	19,597	110,439
Harvia OYJ	2,911	178,728
Huhtamaki OYJ	20,961	913,963
Kamux Corp.	6,540	101,481
Kemira OYJ	23,116	355,013
Kojamo OYJ	26,767	599,703
Konecranes OYJ	12,674	527,170
Metsa Board OYJ	38,981	360,772
Metso Outotec OYJ	132,354	1,329,683
Musti Group OYJ	6,635	261,002
Neles OYJ	20,675	309,817
Nokian Renkaat OYJ	28,083	1,054,577
Oriola OYJ, Class B	26,964	61,717
Outokumpu OYJ(a)	77,619	483,481

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
QT Group OYJ(a)	3,788	$612,872
Remedy Entertainment OYJ	1,639	76,166
Revenio Group OYJ	5,353	353,219
Rovio Entertainment OYJ(b)(c)	9,000	73,816
Sanoma OYJ	15,522	241,626
Talenom OYJ	6,592	105,923
TietoEVRY OYJ	18,887	579,213
Tokmanni Group Corp.	10,179	231,601
Uponor OYJ	11,592	283,150
Valmet OYJ	28,699	1,165,065
YIT OYJ	29,886	176,140
		11,682,924
France — 5.4%
AB Science SA(a)(b)	6,105	92,043
ABC arbitrage	7,819	64,356
Air France-KLM(a)(b)	62,822	295,886
AKWEL	1,934	49,297
Albioma SA	5,486	215,814
ALD SA(c)	22,370	333,437
Altarea SCA	735	157,187
Alten SA	6,304	1,015,828
APERAM SA	10,296	613,885
Aubay	1,443	89,411
Beneteau SA(a)	7,537	115,061
Boiron SA	964	46,637
Bonduelle SCA	2,693	68,955
Carmila SA	11,065	167,673
Casino Guichard Perrachon SA(a)	7,963	198,564
Cellectis SA(a)	6,324	68,691
CGG SA(a)	154,829	111,972
Chargeurs SA	3,552	105,536
Cie. des Alpes(a)	4,119	72,942
Cie. Plastic Omnium SA	12,527	347,773
Coface SA(a)	23,095	330,208
Derichebourg SA(a)	20,692	235,481
Devoteam SA(a)	339	66,032
Elior Group SA(a)(c)	25,907	204,971
Elis SA(a)	40,290	765,010
Eramet SA(a)	2,099	175,414
Eutelsat Communications SA	36,522	519,092
Fnac Darty SA	3,659	237,551
Gaztransport Et Technigaz SA	4,886	403,879
Groupe Guillin	1,502	46,707
Guerbet	1,178	52,019
ICADE	6,454	506,135
ID Logistics Group(a)	539	197,829
Imerys SA	7,321	317,331
Interparfums SA	3,572	288,992
IPSOS	8,668	406,248
JCDecaux SA(a)	13,630	355,611
Kaufman & Broad SA	3,040	121,964
Korian SA	15,746	524,548
Lagardere SA(a)	6,960	184,002
LISI	3,866	107,482
LNA Sante SA	1,083	62,284
Maisons du Monde SA(c)	6,741	152,930
Manitou BF SA	2,042	69,518
McPhy Energy SA(a)(b)	4,348	117,978
Mercialys SA	14,669	159,352
Mersen SA	3,854	144,580
Security	Shares	Value

France (continued)
Metropole Television SA	5,894	$129,865
Nacon SA(a)(b)	4,543	25,339
Neoen SA(a)(c)	8,060	371,102
Nexans SA	5,149	516,617
Nexity SA	8,523	389,648
Peugeot Invest	1,155	161,102
Pharmagest Interactive	784	86,043
Quadient SA	7,290	174,281
Rexel SA	52,768	1,048,827
Rubis SCA	19,330	619,513
SES SA	83,171	746,976
SMCP SA(a)(c)	7,939	65,191
Societe BIC SA	5,297	307,697
SOITEC(a)	4,624	1,231,145
Solutions 30 SE(a)(b)	18,207	164,485
Sopra Steria Group SACA	3,258	640,580
SPIE SA	27,718	674,020
Technicolor SA(a)	41,625	133,424
Television Francaise 1	9,095	97,370
Trigano SA	1,836	344,641
Valneva SE(a)(b)	14,903	329,367
Verallia SA(c)	11,712	433,609
Vicat SA	4,409	188,170
Vilmorin & Cie SA	1,227	78,013
Virbac SA	941	476,948
Voltalia SA(a)	5,461	142,041
		20,560,110
Germany — 9.0%
1&1 AG	9,357	272,335
Aareal Bank AG	13,011	415,902
Adesso SE	567	126,240
ADLER Group SA(b)(c)	16,302	221,053
ADVA Optical Networking SE(a)(b)	8,691	115,223
AIXTRON SE	24,379	578,995
alstria office REIT-AG	34,865	651,691
Amadeus Fire AG	1,214	280,396
AURELIUS Equity Opportunities SE & Co. KGaA	6,432	186,196
Aurubis AG	6,675	575,184
Basler AG	758	139,718
BayWa AG	3,042	128,706
Bertrandt AG	1,109	72,340
Bilfinger SE	6,005	211,045
Borussia Dortmund GmbH & Co. KGaA(a)	16,712	92,222
CANCOM SE	8,349	577,207
Ceconomy AG(a)	33,608	163,971
Cewe Stiftung & Co. KGaA	1,234	172,322
CompuGroup Medical SE & Co. KgaA	5,847	488,685
Corestate Capital Holding SA(a)(b)	4,748	56,023
CropEnergies AG	5,457	78,332
CTS Eventim AG & Co. KGaA(a)	12,481	907,750
Datagroup SE(a)	866	75,883
Dermapharm Holding SE	4,121	414,501
Deutsche Beteiligungs AG	2,715	125,455
Deutsche EuroShop AG	10,323	210,116
Deutsche Pfandbriefbank AG(c)	28,598	354,840
Deutz AG(a)	25,500	213,729
DIC Asset AG	9,271	162,795
Draegerwerk AG & Co. KGaA	642	47,865
Duerr AG	11,201	507,662
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,142	470,474

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Elmos Semiconductor SE	2,056	$95,664
ElringKlinger AG(a)	6,351	89,724
Encavis AG(b)	20,576	431,189
Evotec SE(a)	28,458	1,379,499
Exasol AG(a)(b)	3,012	30,571
flatexDEGIRO AG(a)(b)	6,960	158,101
Fraport AG Frankfurt Airport Services Worldwide(a)	7,988	571,713
Freenet AG	27,287	702,783
Gerresheimer AG	6,760	620,248
Global Fashion Group SA(a)	15,854	142,494
Grand City Properties SA	22,074	565,396
GRENKE AG	5,793	225,881
Hamborner REIT AG	14,054	157,727
Hamburger Hafen und Logistik AG	6,444	144,441
Hensoldt AG	8,563	138,386
HOCHTIEF AG	4,547	350,802
Home24 SE(a)	5,390	70,346
Hornbach Baumarkt AG	1,640	73,653
Hornbach Holding AG & Co. KGaA	2,039	257,847
Hugo Boss AG	12,981	812,834
Hypoport SE(a)	754	464,187
Indus Holding AG	4,155	163,483
Instone Real Estate Group AG(c)	9,737	256,636
Jenoptik AG	11,199	428,675
JOST Werke AG(c)	3,045	176,353
K+S AG, Registered(a)	40,718	701,664
Kloeckner & Co. SE(a)	15,736	211,422
Koenig & Bauer AG(a)	2,830	99,780
Krones AG	3,096	319,057
KWS Saat SE & Co. KGaA	2,375	202,618
LPKF Laser & Electronics AG	5,284	117,182
MBB SE	467	74,432
Media and Games Invest SE(a)(b)	18,964	109,921
Medios AG(a)	2,060	86,920
METRO AG	27,079	342,309
MLP SE	14,048	135,275
MorphoSys AG(a)	6,980	328,522
Nagarro SE(a)	1,875	377,145
New Work SE	616	150,252
Nordex SE(a)	22,689	416,963
Norma Group SE	6,747	289,858
Northern Data AG(a)(b)	1,002	68,109
OHB SE	1,071	46,923
PATRIZIA AG	10,085	278,632
Pfeiffer Vacuum Technology AG	896	223,728
PNE AG	8,349	80,622
ProSiebenSat.1 Media SE	34,693	581,133
Rheinmetall AG	9,422	914,187
SAF-Holland SE(a)	9,642	133,754
Salzgitter AG(a)	7,724	283,393
Secunet Security Networks AG	289	151,702
SGL Carbon SE(a)(b)	12,654	121,009
Siltronic AG	3,543	552,744
Sirius Real Estate Ltd.	211,158	390,052
Sixt SE(a)(b)	2,959	510,168
SMA Solar Technology AG(b)	2,180	115,263
Software AG	11,239	462,243
Stabilus SA	5,423	407,484
Steico SE	1,261	165,081
Stratec SE	1,656	264,478
Security	Shares	Value

Germany (continued)
Stroeer SE & Co. KGaA	5,997	$508,600
Suedzucker AG	15,013	238,168
TAG Immobilien AG	31,183	947,373
Takkt AG	7,597	124,141
thyssenkrupp AG(a)	86,037	895,617
TUI AG(a)(b)	251,941	843,695
Varta AG(b)	3,890	599,477
VERBIO Vereinigte BioEnergie AG	4,817	383,004
Vitesco Technologies Group AG(a)	4,715	270,347
Vossloh AG	1,830	98,059
Wacker Chemie AG	3,324	600,670
Wacker Neuson SE	6,864	225,314
Washtec AG	2,566	166,979
Westwing Group AG(a)	2,466	77,350
Wuestenrot & Wuerttembergische AG	4,922	102,531
Zeal Network SE	3,283	144,270
zooplus AG(a)	1,392	769,818
		34,312,927
Hong Kong — 0.0%
China Hongxing Sports Ltd.(d)	198,000	2
Peace Mark Holdings Ltd.(d)	30,000	—
Untrade Real Gold Mining(d)	27,000	—
		2
Ireland — 1.3%
AIB Group PLC(a)	171,443	464,006
Bank of Ireland Group PLC(a)	207,516	1,236,212
C&C Group PLC(a)	82,986	294,375
Cairn Homes PLC(a)	158,329	205,548
Dalata Hotel Group PLC(a)	43,249	184,985
Glanbia PLC	43,780	714,975
Glenveagh Properties PLC(a)(c)	160,074	201,700
Grafton Group PLC	48,483	890,511
Greencore Group PLC(a)	113,997	201,566
Hibernia REIT PLC	137,194	199,831
Irish Residential Properties REIT PLC	101,773	191,769
Origin Enterprises PLC	25,941	100,445
Uniphar PLC(a)	51,372	261,892
		5,147,815
Israel — 0.1%
Tremor International Ltd.(a)	22,864	212,776

Italy — 5.0%
A2A SpA	333,355	701,495
ACEA SpA	9,105	197,456
Anima Holding SpA(c)	54,694	290,613
Arnoldo Mondadori Editore SpA(a)	26,882	62,159
Ascopiave SpA	16,264	66,250
Autogrill SpA(a)	41,262	323,928
Azimut Holding SpA	22,831	657,494
Banca Generali SpA(a)	12,683	596,668
Banca IFIS SpA	5,635	104,200
Banca Mediolanum SpA	47,449	478,149
Banca Monte dei Paschi di Siena SpA(a)(b)	67,665	80,856
Banca Popolare di Sondrio SCPA	96,193	418,008
Banco BPM SpA	291,098	905,254
BFF Bank SpA(c)	35,382	316,812
Biesse SpA(a)	2,788	86,299
Bio On SpA(b)(d)	801	—
BPER Banca	223,538	490,122

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Brembo SpA	32,857	$431,565
Brunello Cucinelli SpA(a)	7,214	437,675
Buzzi Unicem SpA	20,875	486,876
Carel Industries SpA(c)	7,536	217,466
Cerved Group SpA(a)(b)	8,351	100,253
CIR SpA-Compagnie Industriali(a)	149,506	82,372
Credito Emiliano SpA	19,061	144,616
Danieli & C Officine Meccaniche SpA(b)	2,474	83,283
Datalogic SpA	3,137	57,025
De' Longhi SpA	14,667	573,772
doValue SpA(c)	12,746	122,223
El.En. SpA	9,995	199,888
Enav SpA(a)(c)	57,393	251,854
ERG SpA	13,078	472,429
Esprinet SpA	6,363	82,653
Falck Renewables SpA	25,466	256,836
Fila SpA	4,428	53,425
Fincantieri SpA(a)(b)	132,374	104,093
Gruppo MutuiOnline SpA	5,465	266,872
GVS SpA(c)	15,123	224,727
Hera SpA	177,906	727,856
Illimity Bank SpA(a)	12,366	195,186
Immobiliare Grande Distribuzione SIIQ SpA(a)	11,343	49,737
Interpump Group SpA	15,048	1,108,466
Iren SpA	142,425	442,612
Italgas SpA	103,189	655,610
Italmobiliare SpA	2,712	95,149
Juventus Football Club SpA(a)(b)	115,929	93,739
La Doria SpA	3,064	58,726
Leonardo SpA(a)	85,747	629,175
Maire Tecnimont SpA(b)	29,981	129,190
MARR SpA	7,432	175,118
Piaggio & C SpA	32,855	110,141
Pirelli & C SpA(c)	75,870	466,626
RAI Way SpA(c)	21,645	131,113
Reply SpA	4,435	860,848
Saipem SpA(a)(b)	116,974	256,287
Salcef SpA	3,579	82,718
Salvatore Ferragamo SpA(a)	11,031	234,719
Sanlorenzo SpA/Ameglia	2,426	101,879
Saras SpA(a)	135,656	100,711
Sesa SpA	1,620	317,825
Societa Cattolica Di Assicurazione SPA(a)	25,816	196,369
Tamburi Investment Partners SpA	21,549	243,258
Technogym SpA(c)	27,738	291,545
Tinexta SpA	4,389	194,556
Tod's SpA(a)	2,035	112,247
Unipol Gruppo SpA	83,917	481,968
Webuild SpA(b)	84,887	210,149
Zignago Vetro SpA	4,406	88,782
		19,267,971
Netherlands — 5.5%
Aalberts NV	21,483	1,189,054
Accell Group NV(a)	5,385	222,013
AerCap Holdings NV(a)	27,928	1,648,869
Alfen Beheer BV(a)(c)	4,387	494,187
AMG Advanced Metallurgical Group NV	6,990	206,171
Arcadis NV	15,836	771,857
ASR Nederland NV	30,390	1,420,556
B&S Group Sarl(c)	6,422	58,044
Security	Shares	Value

Netherlands (continued)
Basic-Fit NV(a)(b)(c)	10,798	$524,306
BE Semiconductor Industries NV	14,176	1,295,201
Boskalis Westminster	16,613	495,470
Brunel International NV	4,722	64,883
Cementir Holding NV	9,529	100,049
CM.Com(a)(b)	2,630	104,790
Corbion NV	12,950	614,897
COSMO Pharmaceuticals NV(a)(b)	1,704	129,631
Eurocommercial Properties NV	9,084	212,017
Euronext NV(c)	17,256	1,941,376
Fastned BV(a)(b)	868	52,094
Flow Traders(c)	6,887	233,746
ForFarmers NV	7,527	35,892
Fugro NV(a)	21,967	186,182
IMCD NV	12,216	2,712,497
Intertrust NV(a)(c)	19,861	300,308
Koninklijke BAM Groep NV(a)	55,750	161,811
Mediaset NV	64,448	181,043
Meltwater Holding BV(a)	27,830	129,137
NSI NV	4,258	170,802
OCI NV(a)	20,228	573,434
Pharming Group NV(a)(b)	135,037	113,484
PostNL NV	102,922	446,694
Rhi Magnesita NV	6,110	280,791
SBM Offshore NV	32,114	507,025
Shop Apotheke Europe NV(a)(b)(c)	2,900	439,786
SIF Holding NV(b)	2,481	40,439
Signify NV(c)	27,302	1,322,956
Sligro Food Group NV(a)	5,147	137,883
Technip Energies NV(a)	23,814	366,507
TKH Group NV	8,901	507,064
TomTom NV(a)	13,414	115,275
Van Lanschot Kempen NV	6,568	182,223
Vastned Retail NV	2,393	68,198
Wereldhave NV	7,097	110,167
		20,868,809
Norway — 4.6%
Aker ASA, Class A	5,632	519,104
Aker BioMarine ASA(a)(b)	4,631	23,380
Aker Carbon Capture ASA(a)	53,413	193,553
Aker Horizons Holding ASA(a)(b)	24,719	102,254
Aker Solutions ASA(a)	51,913	147,316
Atea ASA	18,226	340,571
Atlantic Sapphire ASA(a)(b)	12,452	62,742
Austevoll Seafood ASA	20,310	274,969
Bakkafrost P/F.	10,703	990,069
Bank Norwegian ASA	33,640	416,523
Bonheur ASA	4,472	176,542
Borregaard ASA	19,938	484,163
BW Energy Ltd.(a)	15,530	50,850
BW LPG Ltd.(c)	16,624	88,846
BW Offshore Ltd.	18,743	61,038
Crayon Group Holding ASA(a)(c)	11,557	269,889
DNO ASA(a)	95,786	139,672
Elkem ASA(c)	61,144	243,040
Entra ASA(c)	25,337	632,233
Europris ASA(c)	33,637	249,081
Fjordkraft Holding ASA(c)	21,427	127,572
Flex LNG Ltd.	6,442	130,214
Frontline Ltd./Bermuda(b)	21,127	187,788

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Golden Ocean Group Ltd.	28,500	$257,760
Grieg Seafood ASA(a)	10,733	119,236
Hafnia Ltd.(b)	24,201	51,587
Hexagon Composites ASA(a)	24,319	97,956
Hexagon Purus ASA(a)(b)	10,948	39,973
Kahoot! ASA(a)	55,406	332,172
Kongsberg Gruppen ASA	19,154	628,578
Leroy Seafood Group ASA	63,162	574,250
LINK Mobility Group Holding ASA(a)	34,694	111,891
NEL ASA(a)(b)	312,299	661,220
Nordic Semiconductor ASA(a)	36,933	1,097,287
Norway Royal Salmon ASA	2,726	57,396
Ocean Yield ASA	13,203	64,078
Pexip Holding ASA(a)(b)	15,348	72,565
Protector Forsikring ASA	13,214	153,133
Quantafuel ASA(a)(b)	24,653	80,906
REC Silicon ASA(a)(b)	63,295	114,953
Salmar ASA	12,317	939,670
Sbanken ASA(c)	10,056	117,845
Scatec ASA	25,359	500,205
Selvaag Bolig ASA	8,587	52,755
SpareBank 1 Nord Norge	20,278	245,885
Sparebank 1 Oestlandet	8,390	138,246
SpareBank 1 SMN	27,614	459,949
SpareBank 1 SR-Bank ASA	39,172	600,769
Stolt-Nielsen Ltd.	5,578	86,032
Storebrand ASA	99,558	1,067,772
Subsea 7 SA	49,315	442,676
TGS ASA	24,743	228,195
Tomra Systems ASA	25,289	1,634,446
Vaccibody AS(a)(b)	27,307	210,106
Veidekke ASA	23,490	338,118
Volue ASA(a)	9,952	69,622
Wallenius Wilhelmsen ASA(a)	21,409	98,075
XXL ASA(c)	30,070	49,761
		17,706,477
Portugal — 0.4%
Altri SGPS SA	14,893	96,501
Banco Comercial Portugues SA, Class R(a)	1,778,173	320,810
Corticeira Amorim SGPS SA	9,205	128,171
CTT-Correios de Portugal SA	25,915	142,417
Navigator Co. SA (The)	46,011	179,837
NOS SGPS SA	43,815	170,893
REN - Redes Energeticas Nacionais SGPS SA	87,326	266,000
Semapa-Sociedade de Investimento e Gestao	3,437	48,234
Sonae SGPS SA	186,446	205,237
		1,558,100
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—
Spain — 3.6%
Acciona SA	5,246	1,007,457
Acerinox SA	34,174	475,781
Almirall SA	15,675	233,098
Applus Services SA	31,161	282,053
Atresmedia Corp. de Medios de Comunicacion SA(a)(b)	18,543	75,586
Audax Renovables SA(b)	21,839	35,168
Banco de Sabadell SA(a)	1,194,558	961,376
Bankinter SA	145,736	802,424
Befesa SA(c)	8,701	647,351
Security	Shares	Value

Spain (continued)
Cia. de Distribucion Integral Logista Holdings SA	14,495	$308,928
Cie. Automotive SA	10,517	286,271
Construcciones y Auxiliar de Ferrocarriles SA(a)	3,999	176,164
Corp Financiera Alba SA	3,671	209,201
Distribuidora Internacional de Alimentacion SA(a)(b)	2,857,977	52,200
Ebro Foods SA	14,481	287,259
eDreams ODIGEO SA(a)	12,980	114,020
Ence Energia y Celulosa SA(a)	32,215	82,823
Faes Farma SA	65,699	267,945
Fluidra SA	18,790	717,646
Gestamp Automocion SA(a)(c)	36,722	164,187
Global Dominion Access SA(c)	21,598	115,871
Grenergy Renovables SA(a)	2,288	93,366
Grupo Catalana Occidente SA	8,826	313,738
Grupo Empresarial San Jose SA(b)	4,735	23,537
Indra Sistemas SA(a)	28,579	345,644
Inmobiliaria Colonial Socimi SA	60,665	589,783
Laboratorios Farmaceuticos Rovi SA	4,252	297,868
Lar Espana Real Estate Socimi SA	13,376	81,334
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	136,436	273,913
Mapfre SA	234,076	495,608
Mediaset Espana Comunicacion SA(a)	34,598	179,979
Melia Hotels International SA(a)	25,829	190,660
Merlin Properties Socimi SA	75,284	815,301
Metrovacesa SA(a)(c)	8,567	74,870
Miquel y Costas & Miquel SA	3,426	47,446
Neinor Homes SA(c)	9,549	122,971
Pharma Mar SA	3,003	233,074
Promotora de Informaciones SA, Class A(a)	41,652	29,034
Prosegur Cash SA(c)	94,830	65,135
Prosegur Cia. de Seguridad SA	46,351	131,531
Sacyr SA	90,255	257,267
Solaria Energia y Medio Ambiente SA(a)	15,773	315,652
Solarpack Corp. Tecnologica SA(a)(b)	3,455	105,753
Soltec Power Holdings SA(a)(b)	7,741	68,904
Talgo SA(a)(c)	15,733	87,057
Tecnicas Reunidas SA(a)(b)	7,169	64,833
Unicaja Banco SA(c)	287,139	307,229
Viscofan SA	8,363	571,840
Zardoya Otis SA	41,304	332,115
		13,818,251
Sweden — 14.0%
AAK AB	38,642	845,186
AcadeMedia AB(c)	17,977	128,936
AddTech AB, Class B	55,334	1,237,942
AFRY AB	19,719	586,779
Alimak Group AB(c)	7,312	99,276
Ambea AB(c)	15,426	107,235
Arjo AB, Class B	46,841	638,783
Atrium Ljungberg AB, Class B	9,523	218,670
Attendo AB(a)(c)	23,669	101,698
Avanza Bank Holding AB	26,412	1,050,026
Axfood AB	22,180	543,813
Bactiguard Holding AB(a)	3,775	73,320
Beijer Alma AB	10,030	251,684
Beijer Ref AB	53,198	1,091,673
Betsson AB, Class B	22,608	157,804
BHG Group AB(a)	20,569	237,178
BICO Group AB, Class B(a)	6,435	322,670

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Bilia AB, Class A	15,443	$274,599
BillerudKorsnas AB	40,413	846,489
BioArctic AB(a)(c)	6,884	94,587
BioGaia AB, Class B	3,346	205,716
Biotage AB	13,836	447,237
Bonava AB, Class B	15,875	156,832
BoneSupport Holding AB(a)(c)	10,310	44,839
Boozt AB(a)(b)(c)	9,615	161,976
Bravida Holding AB(c)	43,351	652,057
Bufab AB	5,886	250,847
Bure Equity AB	11,788	547,168
Calliditas Therapeutics AB, Class B(a)(b)	5,915	46,766
Camurus AB(a)(b)	6,143	115,450
Castellum AB	50,175	1,337,346
Catena AB	6,061	369,108
Cellavision AB	2,946	133,990
Cibus Nordic Real Estate AB	7,628	201,803
Cint Group AB(a)	23,363	352,567
Clas Ohlson AB, Class B	8,480	91,302
Cloetta AB, Class B	45,727	145,255
Collector AB(a)	13,431	66,159
Coor Service Management Holding AB(c)	18,671	181,383
Corem Property Group AB, Class B	133,482	442,971
Creades AB, Class A	10,921	151,989
Desenio Group AB(a)	11,893	26,035
Dios Fastigheter AB	19,160	222,916
Dometic Group AB(c)	62,877	917,090
Duni AB(a)	7,172	100,047
Dustin Group AB(b)(c)	13,102	160,342
Electrolux Professional AB, Class B(a)	48,185	372,279
Elekta AB, Class B	78,441	913,401
Enad Global 7 AB(a)	8,898	29,507
Fabege AB	56,317	953,251
Fagerhult AB	16,932	135,842
Fingerprint Cards AB, Class B(a)(b)	61,977	148,447
Fortnox AB	10,303	729,416
GARO AB	5,920	148,830
Getinge AB, Class B	49,122	2,198,300
Granges AB	23,017	251,044
Hansa Biopharma AB(a)(b)	6,424	73,008
Hexatronic Group AB	5,913	259,505
Hexpol AB	55,898	654,155
HMS Networks AB	5,568	317,690
Holmen AB, Class B	19,805	879,265
Hufvudstaden AB, Class A	23,775	380,430
Implantica AG, SDR(a)	4,107	36,304
Indutrade AB	58,612	1,708,624
Instalco AB	8,967	476,676
Intrum AB(b)	14,494	411,405
Investment AB Oresund	5,257	91,453
INVISIO AB	8,577	155,001
Inwido AB	10,736	196,832
JM AB	11,657	472,302
Kambi Group PLC(a)	5,286	143,965
Karo Pharma AB(a)	10,752	70,862
K-Fast Holding AB(a)	11,774	107,937
Kindred Group PLC	48,471	681,128
KNOW IT AB	4,116	165,349
Kungsleden AB	43,486	597,502
LeoVegas AB(c)	15,302	57,909
Security	Shares	Value

Sweden (continued)
Lifco AB, Class B	49,552	$1,444,852
Lime Technologies AB	2,285	92,375
Lindab International AB	17,029	557,917
Loomis AB	16,349	441,469
Mekonomen AB(a)	8,592	177,082
Millicom International Cellular SA, SDR(a)	21,626	757,243
MIPS AB	5,665	684,048
Modern Times Group MTG AB, Class B(a)	21,889	250,998
Munters Group AB(c)	27,185	200,690
Mycronic AB	16,093	373,454
NCC AB, Class B	17,251	298,897
New Wave Group AB, Class B(a)	8,267	140,158
Nobia AB	27,117	167,133
Nobina AB(c)	18,223	174,549
Nolato AB, Class B	43,890	579,544
Nordic Entertainment Group AB, Class B(a)	15,633	906,524
Nordnet AB publ	23,892	457,960
Nyfosa AB	37,864	638,856
Pandox AB(a)	19,254	339,434
Paradox Interactive AB	7,719	113,250
Peab AB, Class B	38,553	484,597
Platzer Fastigheter Holding AB, Class B	12,966	211,369
PowerCell Sweden AB(a)(b)	9,851	220,166
Ratos AB, Class B	47,283	272,218
Re:NewCell AB(a)(b)	4,219	106,454
Resurs Holding AB(c)	26,899	144,956
Saab AB, Class B	15,553	433,590
Sagax AB, Class B	31,275	1,224,085
Sagax AB, Class D	24,378	92,965
Samhallsbyggnadsbolaget i Norden AB	177,676	1,191,679
Samhallsbyggnadsbolaget i Norden AB, Class D, New.	31,190	113,458
SAS AB(a)(b)	786,903	136,938
Scandi Standard AB	10,702	53,359
Scandic Hotels Group AB(a)(b)(c)	32,140	155,461
Sdiptech AB, Class B(a)	5,424	282,632
Sedana Medical AB(a)	13,736	137,131
SkiStar AB(a)	8,919	185,899
SSAB AB, Class A(a)	56,563	322,315
SSAB AB, Class B(a)	123,521	617,378
Stillfront Group AB(a)	64,897	289,802
Storytel AB(a)	8,789	173,293
Svolder AB, Class B	4,433	179,773
Sweco AB, Class B	42,404	675,213
SwedenCare AB	13,383	219,808
Swedish Orphan Biovitrum AB(a)	52,591	1,429,177
Thule Group AB(c)	22,360	1,291,972
Tobii AB(a)	19,732	143,411
Trelleborg AB, Class B	51,518	1,179,125
Troax Group AB	8,495	348,188
Vitrolife AB	12,753	830,003
Wallenstam AB, Class B	34,699	609,013
Wihlborgs Fastigheter AB	29,435	697,852
Xvivo Perfusion AB(a)	5,084	201,868
		53,706,739
Switzerland — 9.4%
Allreal Holding AG, Registered	3,112	658,020
ALSO Holding AG, Registered	1,376	408,348
APG SGA SA(a)	326	73,702
Arbonia AG	11,352	246,813
Aryzta AG(a)	209,414	273,833

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Ascom Holding AG, Registered(a)	7,561	$117,691
Autoneum Holding AG(a)	561	87,817
Bachem Holding AG, Class B, Registered	1,316	1,059,326
Basilea Pharmaceutica AG, Registered(a)(b)	2,496	116,780
Belimo Holding AG, Registered	2,108	1,224,832
Bell Food Group AG, Registered	516	165,688
BKW AG	4,495	595,530
Bobst Group SA, Registered(a)	1,854	151,058
Bossard Holding AG, Class A, Registered	1,199	440,370
Bucher Industries AG, Registered	1,453	733,317
Burckhardt Compression Holding AG	615	258,601
Burkhalter Holding AG	889	64,277
Bystronic AG, Registered	301	413,870
Cembra Money Bank AG	6,603	440,780
Coltene Holding AG, Registered	663	83,708
Comet Holding AG, Registered	1,509	561,486
Daetwyler Holding AG, Bearer	1,614	627,905
DKSH Holding AG	7,604	609,496
dormakaba Holding AG	625	463,252
Dufry AG, Registered(a)	15,738	833,268
EFG International AG	20,035	140,517
Emmi AG, Registered	457	476,416
Flughafen Zurich AG, Registered(a)	4,302	776,886
Forbo Holding AG, Registered	232	451,354
Galenica AG(c)	10,644	779,640
GAM Holding AG(a)(b)	37,816	60,920
Georg Fischer AG, Registered	871	1,317,868
Gurit Holding AG, Bearer	72	124,875
Helvetia Holding AG, Registered	8,025	954,901
Huber + Suhner AG, Registered	3,573	317,652
Idorsia Ltd.(a)	23,020	473,937
Implenia AG, Registered(a)	2,916	59,492
Inficon Holding AG, Registered	365	468,334
Interroll Holding AG, Registered	140	679,210
Intershop Holding AG	234	146,442
Kardex Holding AG, Registered	1,305	402,516
Komax Holding AG, Registered(a)	774	197,135
Landis+Gyr Group AG	4,510	310,052
LEM Holding SA, Registered	98	237,615
Leonteq AG	2,080	137,667
Liechtensteinische Landesbank AG	2,680	158,060
Medacta Group SA(a)(c)	1,569	263,214
Medartis Holding AG(a)(c)	966	127,239
Medmix AG(a)(c)	5,307	253,729
Metall Zug AG, Class B, Registered	40	90,691
Meyer Burger Technology AG(a)	463,025	220,968
Mobilezone Holding AG, Registered	8,360	112,497
Mobimo Holding AG, Registered	1,394	469,691
Molecular Partners AG(a)	4,490	84,347
OC Oerlikon Corp. AG, Registered	39,704	404,254
Orior AG	1,325	136,031
Peach Property Group AG	1,726	116,876
PSP Swiss Property AG, Registered	9,749	1,218,683
Relief Therapeutics Holding AG(a)(b)	391,135	33,748
Rieter Holding AG, Registered(a)	642	133,265
Schweiter Technologies AG, Bearer	214	307,117
Sensirion Holding AG(a)(c)	2,078	299,484
SFS Group AG	3,676	495,137
Siegfried Holding AG, Registered	850	817,566
SIG Combibloc Group AG	68,911	1,802,208
Security	Shares	Value

Switzerland (continued)
Softwareone Holding AG	20,143	$466,752
St. Galler Kantonalbank AG, Class A, Registered	659	303,733
Stadler Rail AG(b)	10,614	466,014
Sulzer AG, Registered	4,053	398,430
Swiss Steel Holding AG, Registered(a)	215,966	82,927
Swissquote Group Holding SA, Registered	1,932	391,905
Tecan Group AG, Registered	2,574	1,577,095
TX Group AG(a)	558	92,147
u-blox Holding AG(a)	1,530	111,959
Valiant Holding AG, Registered	3,349	331,491
Valora Holding AG, Registered(a)	777	147,870
VAT Group AG(c)	5,782	2,763,973
Vetropack Holding AG, Registered	2,516	154,863
Vontobel Holding AG, Registered	6,160	570,472
VZ Holding AG	2,998	304,842
V-ZUG Holding AG(a)	430	60,395
Ypsomed Holding AG, Registered	664	110,232
Zehnder Group AG, Registered	2,140	230,348
Zur Rose Group AG(a)(b)	1,924	682,940
		36,016,390
United Kingdom — 29.7%
888 Holdings PLC	78,227	409,817
AB Dynamics PLC	3,149	78,865
Abcam PLC(a)	45,920	1,039,437
Advanced Medical Solutions Group PLC	40,248	179,497
AG Barr PLC	18,771	127,546
Airtel Africa PLC(c)	196,704	295,043
AJ Bell PLC	65,653	368,383
Alliance Pharma PLC	98,869	139,096
Alpha FX Group PLC	6,411	184,249
AO World PLC(a)	69,422	138,996
Argo Blockchain PLC(a)(b)	97,693	163,341
Ascential PLC(a)	85,718	473,325
Ashmore Group PLC	98,471	454,969
ASOS PLC(a)	14,874	504,984
Assura PLC	568,759	567,436
Aston Martin Lagonda Global Holdings PLC(a)(c)	14,962	349,245
Auction Technology Group PLC(a)	17,899	346,369
Avacta Group PLC(a)(b)	54,699	87,584
Avast PLC(c)	142,443	1,090,887
Avon Protection PLC	6,675	177,677
B&M European Value Retail SA	192,181	1,665,003
Babcock International Group PLC(a)	54,170	236,571
Bakkavor Group PLC(c)	37,139	64,245
Balfour Beatty PLC	140,475	488,377
Bank of Georgia Group PLC	8,588	178,221
Beazley PLC(a)	131,151	699,998
Bellway PLC	26,653	1,209,350
Biffa PLC(a)(c)	65,285	355,596
Big Yellow Group PLC	35,666	721,911
Blue Prism Group PLC(a)	17,441	269,480
BMO Commercial Property Trust Ltd.	174,313	244,282
Bodycote PLC	41,433	453,832
boohoo Group PLC(a)(b)	215,696	536,492
Breedon Group PLC	330,814	443,681
Brewin Dolphin Holdings PLC	66,921	344,817
Britvic PLC	56,982	692,487
Burford Capital Ltd.	39,611	406,301
Bytes Technology Group PLC(a)	45,811	334,790
Cairn Energy PLC	107,121	267,440

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Capita PLC(a)	361,472	$234,617
Capital & Counties Properties PLC	155,390	350,470
Carnival PLC(a)	34,033	686,978
Centamin PLC	244,011	311,753
Central Asia Metals PLC	40,267	135,289
Centrica PLC(a)	1,249,478	1,031,427
Ceres Power Holdings PLC(a)	20,223	344,680
Chemring Group PLC	60,279	240,356
Cineworld Group PLC(a)(b)	204,918	171,603
Civitas Social Housing PLC	129,688	166,658
Clinigen Group PLC	26,876	225,469
Clipper Logistics PLC	16,502	162,032
Close Brothers Group PLC	32,336	637,250
CLS Holdings PLC	38,987	119,291
CMC Markets PLC(c)	27,396	94,127
Coats Group PLC	320,085	282,106
Computacenter PLC	15,750	579,045
ContourGlobal PLC(c)	43,057	117,194
ConvaTec Group PLC(c)	343,261	1,004,368
Countryside Properties PLC(a)(c)	106,284	684,165
Craneware PLC	5,578	174,050
Cranswick PLC	11,177	529,252
Crest Nicholson Holdings PLC	54,703	266,515
Currys PLC	239,756	398,655
Custodian REIT PLC	87,847	116,857
CVS Group PLC(a)	14,342	488,783
Dechra Pharmaceuticals PLC	23,334	1,635,009
Derwent London PLC	21,893	1,012,678
Diploma PLC	26,590	1,092,772
Diversified Energy Co. PLC	171,866	271,499
Domino's Pizza Group PLC	90,238	478,033
dotdigital group PLC	56,974	187,522
Dr. Martens PLC(a)	96,303	486,062
Draper Esprit PLC(a)	29,113	384,173
Drax Group PLC	86,084	626,074
DS Smith PLC	295,756	1,551,440
Dunelm Group PLC	26,475	463,412
easyJet PLC(a)	64,852	552,806
Electrocomponents PLC	101,143	1,556,144
Elementis PLC(a)	122,420	233,715
EMIS Group PLC	12,419	229,329
Empiric Student Property PLC(a)	129,180	156,459
Energean PLC(a)	24,438	300,166
Equiniti Group PLC(a)(c)	76,735	187,348
Ergomed PLC(a)	7,859	154,341
Essentra PLC	67,018	266,919
Eurasia Mining PLC(a)	388,348	127,900
Euromoney Institutional Investor PLC	23,584	337,328
FD Technologies PLC(a)(b)	4,721	135,033
Ferrexpo PLC	62,714	267,531
Fevertree Drinks PLC	22,367	694,549
Finablr PLC(a)(c)(d)	20,497	—
Firstgroup PLC(a)	262,075	361,532
Forterra PLC(c)	49,684	176,107
Frasers Group PLC(a)	44,658	393,642
Frontier Developments PLC(a)(b)	4,632	156,259
Funding Circle Holdings PLC(a)(c)	35,786	76,891
Future PLC	24,691	1,191,173
Games Workshop Group PLC	7,120	939,817
Gamma Communications PLC	17,236	426,120
Security	Shares	Value

United Kingdom (continued)
GB Group PLC	39,825	$483,165
GCP Student Living PLC	101,464	292,142
Genuit Group PLC	52,544	476,764
Genus PLC	13,883	1,052,772
Go-Ahead Group PLC (The)(a)	9,095	97,709
Grainger PLC	145,732	612,926
Great Portland Estates PLC	49,843	498,403
Greatland Gold PLC(a)	848,832	202,113
Greggs PLC	21,991	919,156
Halfords Group PLC	42,001	153,128
Hammerson PLC(b)	687,463	301,849
Harbour Energy PLC(a)	48,663	232,918
Hays PLC	358,330	812,065
Helical PLC	23,540	148,372
Hill & Smith Holdings PLC	17,304	434,317
Hiscox Ltd.	73,521	836,478
Hochschild Mining PLC	72,149	140,803
HomeServe PLC	64,312	752,522
Hotel Chocolat Group PLC(a)	11,159	80,634
Howden Joinery Group PLC	128,626	1,619,175
Hunting PLC	29,043	67,331
Ibstock PLC(c)	85,205	232,710
Ideagen PLC	44,431	173,905
IG Design Group PLC (b)	17,672	60,946
IG Group Holdings PLC	78,937	857,212
IMI PLC	58,050	1,296,365
Inchcape PLC	83,690	946,051
Indivior PLC(a)	156,242	520,023
IntegraFin Holdings PLC	60,686	474,710
Intermediate Capital Group PLC	62,519	1,875,255
Investec PLC	148,123	672,604
iomart Group PLC	20,228	40,473
IP Group PLC	218,601	360,795
IQE PLC(a)	164,471	105,678
ITM Power PLC(a)(b)	83,355	557,420
ITV PLC(a)	771,188	1,135,033
IWG PLC(a)	161,420	684,643
J D Wetherspoon PLC(a)	20,488	287,550
JET2 PLC(a)	34,273	570,444
John Wood Group PLC(a)	146,817	428,124
Johnson Service Group PLC(a)	94,539	171,819
Judges Scientific PLC	1,079	109,095
Jupiter Fund Management PLC	95,731	327,884
Just Group PLC(a)	221,440	277,067
Kainos Group PLC	17,250	467,428
Kape Technologies PLC(a)	22,490	122,499
Keller Group PLC	16,092	201,948
Keywords Studios PLC	15,581	604,731
Lancashire Holdings Ltd.	52,046	360,412
Learning Technologies Group PLC	119,541	320,325
Liontrust Asset Management PLC	13,170	392,919
LondonMetric Property PLC	183,880	657,655
Luceco PLC(c)	17,057	88,705
LXI REIT PLC	148,330	297,619
Man Group PLC	310,044	987,372
Marks & Spencer Group PLC(a)	418,745	1,052,618
Marshalls PLC	43,017	417,101
Marston's PLC(a)	131,966	143,579
Mediclinic International PLC(a)	84,662	387,356
Meggitt PLC(a)	168,222	1,727,103

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Micro Focus International PLC	73,755	$361,434
Mitchells & Butlers PLC(a)	58,115	201,378
Mitie Group PLC(a)	316,622	283,387
Moneysupermarket.com Group PLC	111,970	325,076
Moonpig Group PLC(a)	32,755	149,274
Morgan Advanced Materials PLC	59,632	282,369
Morgan Sindall Group PLC	8,583	265,913
Naked Wines PLC(a)	12,429	126,212
National Express Group PLC(a)	117,199	366,744
NCC Group PLC	66,092	224,769
Network International Holdings PLC(a)(c)	98,461	435,508
Ninety One PLC	74,804	266,989
Numis Corp. PLC	16,345	75,383
On the Beach Group PLC(a)(c)	32,562	132,896
OSB Group PLC	97,185	671,663
Oxford Biomedica PLC(a)	12,447	259,263
Pagegroup PLC	69,910	635,285
Paragon Banking Group PLC	54,572	409,645
Patisserie Holdings PLC(a)(d)	7,527	—
Penno Group PLC	60,784	969,538
Petrofac Ltd.(a)(b)	70,849	125,564
Petrofac Ltd.(b)	17,712	3,515
Petropavlovsk PLC(a)	502,310	162,758
Pets at Home Group PLC	106,605	703,794
Picton Property Income Ltd. (The)	122,427	162,689
Playtech PLC(a)	65,667	625,486
Plus500 Ltd.	19,515	351,329
Polar Capital Holdings PLC	15,747	178,870
Premier Foods PLC	129,196	194,139
Primary Health Properties PLC	284,486	597,488
Provident Financial PLC(a)	54,505	275,357
PZ Cussons PLC	46,697	137,189
QinetiQ Group PLC	125,311	462,390
Quilter PLC(c)	378,149	805,128
Rank Group PLC(a)	54,731	122,840
Rathbone Brothers PLC	12,243	329,170
Reach PLC	63,027	273,340
Redde Northgate PLC	50,106	272,919
Redrow PLC	61,453	541,077
Regional REIT Ltd.(c)	89,273	107,239
Renalytix PLC(a)	9,954	119,575
Renishaw PLC	7,916	544,691
Restaurant Group PLC (The)(a)	166,197	200,837
Restore PLC	26,794	173,811
Rightmove PLC	185,333	1,751,872
Rotork PLC	186,002	899,153
Royal Mail PLC	171,081	986,251
RWS Holdings PLC	63,752	542,682
S4 Capital PLC(a)	59,402	589,931
Sabre Insurance Group PLC(c)	56,854	152,290
Safestore Holdings PLC	45,179	743,194
Saga PLC(a)	21,751	92,564
Sanne Group PLC	34,456	426,279
Savills PLC	31,040	602,364
Secure Income REIT PLC	58,580	327,894
Senior PLC(a)	89,354	195,901
Serco Group PLC	260,166	449,414
Serica Energy PLC	35,645	100,491
Shaftesbury PLC	41,224	351,853
SIG PLC(a)	145,961	103,773
Security	Shares	Value

United Kingdom (continued)
Silence Therapeutics PLC(a)	8,508	$58,800
Smart Metering Systems PLC	26,965	301,128
Softcat PLC	25,998	691,311
SolGold PLC(a)(b)	219,894	83,357
Spectris PLC	24,744	1,273,132
Spire Healthcare Group PLC(a)(c)	61,526	197,873
Spirent Communications PLC	130,161	513,020
SSP Group PLC(a)	161,152	567,751
Stagecoach Group PLC(a)	86,930	94,758
SThree PLC	26,762	215,722
Strix Group PLC	43,352	173,539
Sumo Group PLC(a)	23,657	157,185
Synthomer PLC	73,699	510,860
Tate & Lyle PLC	99,842	885,693
TBC Bank Group PLC	8,919	191,636
Team17 Group PLC(a)	23,106	224,514
Telecom Plus PLC	14,158	241,812
TI Fluid Systems PLC(c)	48,800	176,817
TORM PLC, Class A(a)(b)	4,445	36,274
TP ICAP Group PLC	165,794	352,372
Trainline PLC(a)(c)	102,843	445,883
Travis Perkins PLC	47,998	1,014,719
Tritax Big Box REIT PLC	366,370	1,127,479
Tullow Oil PLC(a)	257,906	161,962
UK Commercial Property REIT Ltd.	161,942	168,136
Ultra Electronics Holdings PLC	15,343	679,873
UNITE Group PLC (The)	72,365	1,080,466
Vesuvius PLC	45,832	295,514
Victoria PLC(a)	13,847	204,663
Victrex PLC	18,747	586,228
Virgin Money UK PLC(a)	276,160	767,257
Vistry Group PLC	47,423	794,132
Volex PLC	27,077	166,753
Warehouse REIT PLC	87,403	196,169
Watkin Jones PLC	44,560	147,273
Weir Group PLC (The)	55,234	1,310,192
WH Smith PLC(a)	27,854	596,254
Wickes Group PLC	54,936	161,192
Workspace Group PLC	29,031	326,584
Young & Co’s Brewery PLC, Series A(a)	4,734	96,209
		113,566,630

Total Common Stocks — 99.3%
(Cost: $375,206,518)		379,869,523

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,756	138,239
Jungheinrich AG, Preference Shares, NVS	10,216	518,080
Sixt SE, Preference Shares, NVS	3,596	356,289
STO SE & Co. KGaA, Preference Shares, NVS	535	120,352
		1,132,960
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	7,858	169,686

Total Preferred Stocks — 0.4%
(Cost: $1,225,664)		1,302,646

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Spain — 0.0%
Miquel y Costas & Miquel SA (Expires 11/01/21)(a)(d)	4,226	$21,226

Total Rights — 0.0%
(Cost: $21,571)		21,226

Warrants

Italy — 0.0%
Webuild SpA (Expires 08/02/30)(a)(b)	5,951	—

Total Warrants — 0.0%
(Cost: $0)		—

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	13,412,264	13,418,970
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	150,000	150,000
		13,568,970
Total Short-Term Investments — 3.5%
(Cost: $13,566,834)		13,568,970

Total Investments in Securities — 103.2%
(Cost: $390,020,587)		394,762,365

Other Assets, Less Liabilities — (3.2)%		(12,354,024)

Net Assets — 100.0%		$382,408,341
(a)	Non-income producing security

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,448,300	$970,670	(a)	$—		$(299)	$299	$13,418,970	13,412,264	$149,716	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	—		(260,000	)(a)	—	—	150,000	150,000	2		—
						$(299)	$299	$13,568,970		$149,718		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	20	12/17/21	$981	$26,753
FTSE 100 Index	4	12/17/21	395	4,214
				$30,967

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$95,650,717	$284,218,804	$2	$379,869,523
Preferred Stocks	428,277	874,369	—	1,302,646
Rights	—	—	21,226	21,226
Warrants	—	—	—	—
Money Market Funds	13,568,970	—	—	13,568,970
	$109,647,964	$285,093,173	$21,228	$394,762,365
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$30,967	$—	$30,967

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt